UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—99.2%
Alabama—4.0%
$645,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	03/31/2017	A	$647,212
1,000,000	AL Port Authority (Alabama Docks Dept.)[1]	5.000	10/01/2019	04/01/2017	A	1,003,610
240,000	AL Public Hsg. Authority, Series B1	4.450	01/01/2024	03/31/2017	A	241,997
30,000	Birmingham, AL GO1	4.000	12/01/2021	03/31/2017	A	30,078
75,000	Jefferson County, AL GO1	5.000	04/01/2018	04/01/2017	A	75,290
1,000,000	Jefferson County, AL GO1	5.000	04/01/2020	04/01/2017	A	1,003,870
400,000	Jefferson County, AL GO1	5.000	04/01/2021	04/01/2017	A	401,548
2,000,000	Jefferson County, AL GO1	5.000	04/01/2022	04/01/2017	A	2,007,740
5,045,000	Jefferson County, AL GO1	5.000	04/01/2023	04/01/2017	A	5,064,524
2,000,000	Jefferson County, AL GO1	5.000	04/01/2024	04/01/2017	A	2,007,740
330,000	Jefferson County, AL GO1	5.250	04/01/2017	04/01/2017		330,927
225,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	03/31/2017	A	225,871
180,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	03/31/2017	A	180,697
7,260,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	03/31/2017	A	7,288,096
765,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	03/31/2017	A	767,961
1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	03/31/2017	A	1,726,656
1,255,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	03/31/2017	A	1,259,857
3,140,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	03/31/2017	A	3,152,152
570,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2020	03/31/2017	A	572,206
30,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	03/31/2017	A	30,116
2,250,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	03/31/2017	A	2,258,708
3,335,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	03/31/2017	A	3,347,906
375,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	03/31/2017	A	376,451
2,525,000	Jefferson County, AL Public Building Authority	5.000	04/01/2026	04/01/2017	A	2,534,772
160,000	Jefferson County, AL Public Building Authority	5.125	04/01/2020	04/01/2017	A	160,619
2,590,000	Jefferson County, AL Public Building Authority	5.125	04/01/2021	04/01/2017	A	2,600,023
800,000	Mobile, AL Improvement District (McGowin Park)	4.000	08/01/2020	02/21/2019	B	816,776
						40,113,403

1 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Alaska—0.3%
$2,465,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)	7.000%	10/01/2023	05/25/2019	C	$2,746,725
Arizona—3.3%
90,000	AZ Health Facilities Authority (The Beatitudes Campus)	5.100	10/01/2022	04/01/2017	A	90,110
1,000,000	Maricopa County, AZ Unified School District No. 60 Higley[1]	4.250	07/01/2018	07/01/2017	A	1,011,360
17,220,000	Phoenix, AZ IDA (Rowan University) Floaters[1]	0.830 [2]	06/01/2036	03/07/2017	A	17,220,000
245,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	06/28/2022	B	235,847
8,125,000	Pima County, AZ IDA Floaters[1]	0.920 [2]	03/01/2030	03/07/2017	A	8,125,000
2,230,000	Surprise, AZ Municipal Property Corp.[1]	4.700	04/01/2022	04/01/2017	A	2,237,560
2,770,000	Westpark, AZ Community Facilities District	4.000	07/15/2025	10/04/2021	B	2,774,764
1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	3.900	09/01/2024	11/14/2021	B	1,154,003
						32,848,644

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)[1]	5.250	11/01/2019	03/31/2017	A	25,097

California—15.0%
320,000	Adelanto, CA School District	3.745 [3]	09/01/2018	03/13/2018	B	302,762
1,055,000	Alameda Contra Costa, CA Transit District COP[1]	4.750	08/01/2017	08/01/2017		1,072,492
11,705,000	Alhambra, CA COP (Police Facilities)	6.750	09/01/2023	12/04/2020	B	13,337,028
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	03/31/2017	A	20,064
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		506,974
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		536,978
5,000	Bell, CA GO1	4.125	08/01/2021	03/31/2017	A	5,008
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	09/01/2017		50,867
75,000	CA College of the Sequoias Community College District COP[1]	4.750	05/01/2026	03/31/2017	A	75,213
55,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	03/31/2017	A	55,007
85,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	03/31/2017	A	85,576

2 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000%	10/01/2018	04/01/2017	A	$5,018
5,000	CA GO1	4.750	02/01/2018	03/31/2017	A	5,018
5,000	CA GO1	5.750	11/01/2017	05/01/2017	A	5,045
2,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500	06/01/2027	06/01/2017	A	2,015,220
40,000,000	CA Golden State Tobacco Securitization Corp. (TASC) Floaters[1]	0.850 [2]	06/01/2045	03/07/2017	A	40,000,000
16,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MCHlth/ MPHS/PAMFHCR&E/SCHosp/SCVH/SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group) Floaters[1]	0.850 [2]	08/15/2042	03/07/2017	A	16,000,000
4,310,000	CA Public Works[1]	6.500	09/01/2017	09/01/2017		4,437,878
170,000	CA Public Works (California Community Colleges)[1]	4.500	10/01/2026	04/01/2017	A	170,529
150,000	CA Public Works (California Community Colleges)[1]	4.875	12/01/2017	03/31/2017	A	150,521
20,000	CA Public Works (California Community Colleges)[1]	4.875	12/01/2018	03/31/2017	A	20,069
100,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	03/31/2017	A	100,387
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	04/01/2017	A	25,103
15,000	CA Public Works (Dept. of Forestry)[1]	4.875	10/01/2018	04/01/2017	A	15,053
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	04/01/2017	A	100,415
50,000	CA Public Works (Various Community Colleges)[1]	4.875	12/01/2018	03/31/2017	A	50,174
380,000	CA Public Works (Various Community Colleges)[1,4]	5.625	03/01/2019	05/02/2017	A	383,074
550,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	11/13/2018	B	567,980
2,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,156,580
1,425,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750	08/01/2020	03/31/2017	A	1,425,627
10,000	CA Statewide CDA Water & Wastewater[1]	4.900	10/01/2017	04/01/2017	A	10,036
20,000	CA Statewide CDA Water & Wastewater[1]	4.900	10/01/2018	04/01/2017	A	20,073
5,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2018	03/31/2017	A	5,016

3 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	CA Water Resource Devel. GO, Series M1	4.000%	10/01/2018	03/31/2017	A	$25,067
40,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2018	03/31/2017	A	40,140
35,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2021	03/31/2017	A	35,122
305,000	Castaic, CA Union School District	2.859 [3]	11/01/2019	06/19/2019	B	287,496
55,000	Castaic, CA Union School District	3.875 [3]	05/01/2018	11/14/2017	B	52,710
405,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	423,954
55,000	Chico, CA Public Financing Authority[1]	4.875	04/01/2017	04/01/2017		55,202
5,000	Clovis, CA Public Financing Authority (Refuse Landfill)[1]	5.000	09/01/2018	03/31/2017	A	5,018
10,000	Coronado, CA Community Devel. Agency Tax Allocation[1]	4.250	09/01/2017	03/31/2017	A	10,030
2,030,000	Eureka, CA Union School District	3.356 [3]	08/01/2018	02/08/2018	B	1,947,054
30,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2017	04/01/2017	A	30,127
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	4.750	09/01/2026	03/31/2017	A	240,816
5,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.200	09/01/2030	03/31/2017	A	5,016
100,000	Freemont, CA GO COP[1]	4.500	08/01/2021	08/01/2017	A	102,478
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750	04/01/2023	04/01/2018	A	92,515
2,635,000	Fresno, CA Sewer System[1]	5.250	09/01/2019	03/08/2018	B	2,745,354
4,545,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2024	09/01/2017	A	4,634,764
1,200,000	Howell Mountain, CA Elementary School District	3.418 [3]	08/01/2027	09/10/2024	B	834,852
580,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2019	10/15/2019		634,503
610,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2020	10/15/2020		683,633
845,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2019	10/15/2019		924,405
885,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2020	10/15/2020		991,828
1,460,000	Jefferson, CA Union High School District[1]	6.250	08/01/2020	02/20/2019	B	1,608,686
200,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	2.000	09/01/2018	03/04/2018	B	200,552
10,000	Lodi, CA Wastewater System[1]	4.750	10/01/2024	04/01/2017	A	10,033
8,945,000	Los Angeles County, CA Community Devel. Properties Floaters[1]	0.920 [2]	09/01/2042	03/07/2017	A	8,945,000
20,000	Madera County, CA COP (Valley Children’s Hospital)[1,4]	4.750	03/15/2018	03/23/2017	A	20,066

4 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	Maricopa, CA Unified School District[1]	4.125%	11/01/2018	03/31/2017	A	$15,030
70,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS[1]	5.750	08/10/2018	03/04/2018	B	73,046
30,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	01/11/2021	B	31,988
1,410,000	Natomas, CA Unified School District[1,4]	5.950	09/01/2021	07/11/2019	B	1,511,210
860,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	10/24/2019	A	917,551
150,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2017	A	153,485
4,575,000	Orange County, CA COP (Civic Center Facilities)	3.330 [3]	12/01/2018	06/02/2018	B	4,346,250
25,000	Palmdale, CA GO COP[1]	4.125	11/01/2018	03/31/2017	A	25,066
2,000,000	Palomar Pomerado, CA Health Care District COP[1]	5.500	11/01/2019	11/14/2018	B	2,129,540
395,000	Pasadena, CA COP (Old Pasadena Parking Facility)[1]	6.250	01/01/2018	01/01/2018		410,081
30,000	Redding, CA Joint Powers Financing Authority[1]	4.000	03/01/2017	03/01/2017		30,008
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	4.625	09/01/2017	03/31/2017	A	50,167
1,455,000	Riverbank, CA Elementary School District	3.611 [3]	08/01/2018	02/12/2018	B	1,387,604
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		662,628
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		718,825
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		766,529
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		120,931
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		129,557
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		137,769
290,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	01/18/2020	B	325,664
4,950,000	Sacramento, CA City Financing Authority[1]	5.400	11/01/2020	05/27/2019	B	5,337,090

5 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Saddleback Valley, CA Unified School District[1]	5.650%	09/01/2017	03/31/2017	A	$25,108
375,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2017	08/01/2017		382,496
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		154,014
35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		35,937
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		26,663
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		594,400
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.600	09/01/2018	03/31/2017	A	130,433
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.700	09/01/2019	03/31/2017	A	50,171
1,545,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	1,571,790
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	4.750	08/01/2019	03/31/2017	A	10,028
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)[1]	4.500	12/01/2018	03/31/2017	A	45,144
25,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	4.100	09/01/2019	03/31/2017	A	25,062
25,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	4.900	03/01/2017	03/01/2017		25,009
70,000	Santa Clarita, CA Community College District COP[1]	4.400	08/01/2018	03/31/2017	A	70,204
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		324,687
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		666,843
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		408,559
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		285,985
350,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	03/31/2017	A	353,423
200,000	Tuolumne County, CA GO1	4.000	11/01/2021	03/31/2017	A	200,288
820,000	Vallejo, CA Sanitation & Flood Control District[1]	5.000	07/01/2019	07/13/2018	B	850,266
445,000	Vernon, CA Electric System[1]	5.125	08/01/2021	01/08/2019	A	480,444
190,000	Vernon, CA Electric System	5.125	08/01/2021	01/22/2019	C	203,216

6 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$200,000	West Kern County, CA Water District[1]	4.200%	06/01/2018	03/31/2017	A	$200,574
250,000	Westlands, CA Water District[1]	5.000	09/01/2021	09/01/2021		287,410
250,000	Westlands, CA Water District[1]	5.000	09/01/2022	09/01/2022		291,485
12,975,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)[1]	4.900	06/01/2026	08/30/2020	A	14,092,018
						150,374,882

Colorado—2.9%
120,000	Arkansas River, CO Power Authority[1]	5.000	10/01/2020	04/25/2019	B	128,470
10,000	CMC, CO Academic Facilities (Colorado Junior Mountain College District)[1]	4.250	08/01/2023	03/31/2017	A	10,013
100,000	CO E-470 Public Highway Authority[1]	5.250	09/01/2018	01/20/2018	B	105,566
17,850,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters[1]	0.930 [2]	02/01/2041	03/07/2017	A	17,850,000
940,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan/Good Samaritan Society HCBS Obligated Group)[1]	5.250	06/01/2022	03/31/2017	A	943,111
5,745,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	5,964,172
5,000	CO Water Resources & Power Devel. Authority[1]	4.000	11/01/2017	03/31/2017	A	5,013
2,065,000	Public Authority for CO (Natural Gas Energy)[1]	5.750	11/15/2018	05/26/2018	B	2,148,261
15,000	Pueblo County, CO GO COP[1]	4.500	12/01/2024	03/31/2017	A	15,045
1,960,000	Southglenn, CO Metropolitan District	3.000	12/01/2021	01/17/2020	B	1,934,638
5,000	Weld County, CO School District RE002[1]	5.000	12/01/2021	03/31/2017	A	5,018
						29,109,307

Connecticut—0.7%
6,120,000	CT GO1,5	3.254	06/01/2020	06/01/2020		6,359,292
170,000	Darien, CT GO1	4.000	07/15/2019	07/15/2017	A	172,106
25,000	Winchester, CT GO1	4.500	06/01/2019	03/31/2017	A	25,083
						6,556,481

District of Columbia—0.1%
625,000	District of Columbia (Kipp Charter School)[1]	5.000	07/01/2023	01/21/2022	B	695,950
15,000	District of Columbia Ballpark[1]	5.000	02/01/2018	03/31/2017	A	15,049

7 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia (Continued)
$5,000	Washington D.C. Convention Center Authority (Washington Convention & Sports Authority)[1]	4.500%	10/01/2022	04/01/2017	A	$5,014
						716,013

Florida—7.0%
195,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	06/03/2020	B	210,838
695,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125	11/01/2022	03/31/2017	A	696,689
100,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)[1]	6.000	11/01/2019	12/13/2018	B	102,974
40,000	Cape Coral, FL Wastewater & Irrigation[1]	4.200	07/01/2021	03/31/2017	A	40,063
15,000	Cape Coral, FL Wastewater & Irrigation[1]	4.250	07/01/2022	03/31/2017	A	15,021
35,000	Celebration, FL Community Devel. District[1]	5.125	05/01/2020	03/31/2017	A	35,102
35,000	Fishhawk, FL Community Devel. District[1]	5.250	05/01/2018	03/31/2017	A	35,135
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)[1]	5.125	10/01/2021	03/31/2017	A	99,992
955,000	FL Capital Trust Agency (Gardens Apartments)[1]	3.500	07/01/2025	09/16/2021	B	947,121
510,000	FL Dept. of Education (Community College)[1]	5.000	07/01/2021	03/31/2017	A	517,094
25,000	FL Dept. of General Services[1]	4.250	09/01/2023	03/31/2017	A	25,320
10,000	FL Dept. of General Services[1]	4.500	09/01/2019	03/31/2017	A	10,032
15,000	FL Dept. of General Services[1]	4.750	09/01/2018	03/31/2017	A	15,053
40,000	Flagler County, FL School District[1]	5.000	08/01/2018	03/31/2017	A	40,144
325,000	Gulf, FL Environmental Services[1]	5.000	10/01/2018	04/22/2018	B	338,432
35,000	Hernando County, FL School Board[1]	4.875	12/01/2018	03/31/2017	A	35,079
80,000	Hillsborough County, FL Aviation Authority (Tampa International Airport)[1]	6.000	10/01/2017	10/01/2017		82,372
65,000	Indian River County, FL Revenue (Spring Training Facility)[1]	5.250	04/01/2017	04/01/2017		65,267
10,000	Manatee County, FL School District[1]	4.000	10/01/2017	04/01/2017	A	10,027
50,000	Marion County, FL GO1	4.625	08/01/2017	03/31/2017	A	50,174
50,000	Miami, FL (Homeland Defense/ Improvement)[1]	5.000	01/01/2018	03/31/2017	A	50,185
5,000	Miami, FL Homeland Defense[1]	5.000	01/01/2019	03/31/2017	A	5,018

8 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$11,130,000	Miami-Dade County, FL Expressway Authority Toll System Floaters	1.170%[2]	03/08/2030	03/09/2017	A	$11,130,000
41,935,000	Miami-Dade County, FL School Board Floaters	1.170 [2]	09/25/2024	03/09/2017	A	41,935,000
50,000	Oldsmar, FL Water & Sewer	5.120 [3]	07/01/2020	07/01/2020		39,851
275,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	11/11/2019	B	292,025
1,305,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	1,324,379
310,000	Sunrise, FL Special Tax District No. 1[1]	4.800	10/01/2017	04/01/2017	A	311,104
25,000	Sunrise, FL Special Tax District No. 1[1]	4.875	10/01/2018	04/01/2017	A	25,089
820,000	Tampa, FL Sports Authority (Tampa Bay Arena)[1]	5.750	10/01/2020	01/27/2019	B	887,314
10,760,000	Tampa-Hillsborough County, FL Expressway Authority Floaters[1]	0.870 [2]	07/01/2031	03/07/2017	A	10,760,000
						70,131,894

Georgia—0.5%
100,000	Atlanta & Fulton County, GA Recreation Authority[1]	4.250	12/01/2023	03/31/2017	A	100,285
25,000	Atlanta, GA Downtown Devel. Authority (Downtown Parking Deck)[1]	4.500	12/01/2026	03/31/2017	A	25,078
20,000	Atlanta, GA GO1	5.600	12/01/2018	03/06/2018	C	20,942
150,000	GA Medical Center Hospital Authority (CRH/CRHS/HHospital/ CRHSLT&HC/CAHS/TMC/ CHR/CHSvcs/DrsH/WMS Obligated Group)[1]	5.500	08/01/2018	02/04/2018	B	155,431
20,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	03/31/2017	A	20,072
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	03/31/2017	A	65,233
990,000	GA Municipal Electric Authority[1,5]	2.743	01/01/2020	01/01/2020		999,148
1,305,000	GA Municipal Electric Authority[1,5]	2.743	01/01/2021	01/01/2021		1,324,314
30,000	GA Municipal Electric Authority[1]	5.000	01/01/2023	03/31/2017	A	30,106
350,000	GA Municipal Electric Authority[1]	5.700	01/01/2019	07/07/2018	B	367,549
55,000	GA Municipal Electric Authority[1]	5.700	01/01/2019	07/07/2018	B	57,834
575,000	GA Private Colleges & University Authority (Mercer University)[1]	5.000	10/01/2020	10/01/2020		629,038
280,000	GA Private Colleges & University Authority (Spelman College)[1]	5.250	06/01/2021	03/31/2017	A	281,081
500,000	Gilmer County, GA GO1	5.000	04/01/2020	04/01/2017	A	502,030

9 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$5,000	Gwinnett County, GA Hospital Authority[1]	4.500%	10/01/2024	04/01/2017	A	$5,016
310,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250	07/01/2020	01/29/2019	B	337,804
						4,920,961

Idaho—0.1%
1,000,000	Canyon County, ID School District No. 131 Nampa[1]	5.000	07/30/2021	07/30/2017	A	1,016,040

Illinois—11.2%
10,700,000	Centerpoint, IL Intermodal Center Program	4.000 [2]	06/15/2023	12/18/2017	A	10,686,197
325,000	Chicago, IL Board of Education[1]	5.000	12/01/2018	03/31/2017	A	332,439
555,000	Chicago, IL Board of Education	5.000	12/01/2021	03/31/2017	A	562,137
600,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	03/31/2017	A	613,734
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	12/01/2017	A	102,076
760,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	03/31/2017	A	777,396
1,800,000	Chicago, IL Board of Education	5.000	12/01/2025	03/31/2017	A	1,841,202
550,000	Chicago, IL Board of Education	5.000	12/01/2027	12/01/2018	A	571,175
100,000	Chicago, IL Board of Education	5.250	12/01/2018	03/31/2017	A	101,369
610,000	Chicago, IL Board of Education	5.250	12/01/2020	03/31/2017	A	618,351
18,560,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	01/15/2019	B	19,678,611
430,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	03/31/2017	A	431,677
80,000	Chicago, IL Building Acquisition COP[1]	5.400	01/01/2019	03/31/2017	A	80,309
6,110,000	Chicago, IL City Colleges	3.895 [3]	01/01/2024	01/01/2024		4,570,036
5,000	Chicago, IL GO1	4.250	01/01/2025	03/31/2017	A	5,011
4,755,000	Chicago, IL GO1,4	5.000	01/01/2019	03/31/2017	A	4,767,886
100,000	Chicago, IL GO1	5.000	01/01/2020	03/31/2017	A	100,362
105,000	Chicago, IL GO1	5.000	12/01/2020	03/31/2017	A	105,324
4,925,000	Chicago, IL GO1	5.000	01/01/2021	03/31/2017	A	4,963,957
195,000	Chicago, IL GO1	5.000	01/01/2021	03/31/2017	A	198,621
100,000	Chicago, IL GO1	5.000	12/01/2021	03/31/2017	A	100,307
1,000,000	Chicago, IL GO1	5.000	01/01/2022	01/01/2018	A	1,024,890
5,000	Chicago, IL GO1	5.000	01/01/2022	03/31/2017	A	5,040
65,000	Chicago, IL GO1	5.000	01/01/2023	03/31/2017	A	65,514
10,000	Chicago, IL GO1	5.000	01/01/2024	03/31/2017	A	10,083
470,000	Chicago, IL GO1	5.000	01/01/2024	03/31/2017	A	473,718
2,050,000	Chicago, IL GO1	5.000	12/01/2024	03/31/2017	A	2,056,150
45,000	Chicago, IL GO1	5.000	01/01/2025	03/31/2017	A	45,372
495,000	Chicago, IL GO1	5.000	01/01/2026	03/31/2017	A	499,094
15,000	Chicago, IL GO1	5.000	01/01/2026	03/31/2017	A	15,056
450,000	Chicago, IL GO1	5.250	01/01/2020	01/01/2020		484,366
275,000	Chicago, IL GO1	5.250	01/01/2024	01/01/2018	A	282,392
155,000	Chicago, IL GO1	5.500	01/01/2018	01/01/2018		161,110
100,000	Chicago, IL Sales Tax[1]	5.000	01/01/2019	03/31/2017	A	102,132
560,000	Chicago, IL Sales Tax[1]	5.000	01/01/2021	03/31/2017	A	569,330

10        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$170,000	Chicago, IL Sales Tax[1]	5.000%	01/01/2022	03/31/2017	A	$172,315
150,000	Chicago, IL Sales Tax[1]	5.000	01/01/2024	03/31/2017	A	152,043
75,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	03/31/2017	A	75,268
190,000	Chicago, IL Waterworks[1]	5.000	11/01/2023	03/31/2017	A	190,678
250,000	Chicago, IL Waterworks[1]	5.000	11/01/2024	03/31/2017	A	250,890
380,000	Cook County, IL School District No. 148 Dolton[1]	4.750	12/01/2022	12/01/2018	A	396,351
300,000	DeKalb County, IL Community Unit School District No. 424	1.325 [3]	01/01/2018	01/01/2018		296,658
75,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	12/01/2021	A	75,616
5,000	Eastern Illinois University (Auxiliary Facilities System)[1]	3.850	04/01/2017	04/01/2017		5,014
105,000	Eastern Illinois University (Auxiliary Facilities System)[1]	4.125	04/01/2022	04/01/2017	A	105,245
1,290,000	IL Civic Center[1]	6.250	12/15/2020	07/14/2019	B	1,390,310
5,000	IL COP[1]	5.800	07/01/2017	03/31/2017	A	5,014
5,000	IL COP[1]	6.375	07/01/2017	03/31/2017	A	5,015
65,000	IL Finance Authority (AHCN/ AH&HC/ANSHN/ACMC/ASH Obligated Group)[1]	5.500	11/01/2018	05/06/2018	B	68,191
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2021	07/01/2021		1,735,272
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2022	07/01/2022		1,141,190
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2023	07/01/2023		1,151,780
3,000,000	IL GO1	5.000	01/01/2022	01/01/2022		3,182,220
5,000,000	IL GO1	5.000	04/01/2026	04/01/2017	A	5,007,950
5,715,000	IL GO Floaters[1]	0.910 [2]	05/01/2033	03/22/2017	A	5,715,000
10,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)[1]	7.600	02/15/2019	05/03/2018	A	10,878
365,000	IL Hsg. Devel. Authority[1]	4.625	07/01/2023	07/01/2017	A	368,340
150,000	IL Medical District COP[1]	5.000	06/01/2022	03/31/2017	A	150,235
2,795,000	IL Regional Transportation Authority[1]	5.000	07/01/2022	03/31/2017	A	2,804,699
580,000	Kankakee & Will Counties, IL Community Unit School District No. 5[1]	4.125	12/01/2024	06/01/2017	A	583,225
630,000	Kankakee & Will Counties, IL Community Unit School District No. 5[1]	4.125	12/01/2026	06/01/2017	A	633,093
4,000,000	Kendall County, IL Forest Preserve District[1]	5.250	01/01/2023	01/01/2018	A	4,126,280

11        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$100,000	La Salle & DeKalb Counties, IL Community Unit School District No. 1[1]	4.100%	12/30/2017	12/30/2017		$102,659
500,000	Lansing, IL GO1	4.000	03/01/2018	03/01/2018		512,130
310,000	Matteson, IL Waterworks[1]	4.000	12/01/2019	03/31/2017	A	310,344
150,000	Riverdale, IL GO1	4.800	01/01/2023	03/31/2017	A	150,222
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		294,348
100,000	Southwestern IL Devel. Authority (Belleville Township)[1]	4.000	10/01/2018	04/01/2017	A	100,241
210,000	Southwestern, IL Devel. Authority (Granite City)[4]	5.250	03/01/2023	03/01/2019	A	213,541
1,080,000	Southwestern, IL Devel. Authority (Memorial Group)[1]	6.375	11/01/2023	05/31/2022	B	1,303,052
2,110,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2022	10/01/2017	A	2,162,075
1,020,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2026	10/01/2017	A	1,044,878
370,000	University Park IL (Village of University Park Illinois)	4.100	12/01/2017	03/31/2017	A	371,092
385,000	University Park IL (Village of University Park Illinois)	4.200	12/01/2018	03/31/2017	A	386,093
280,000	University Park IL (Village of University Park Illinois)	4.250	12/01/2017	03/31/2017	A	280,753
70,000	University Park IL (Village of University Park Illinois)	4.250	12/01/2018	03/31/2017	A	70,159
700,000	Western IL EDA (Jacksonville School District No. 117)[1]	2.000	01/01/2018	01/01/2018		705,082
20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443 [3]	11/01/2023	11/01/2023		16,729,122
750,000	Will County, IL School District No. 88A Richland[1]	4.100	10/01/2025	10/01/2019	A	778,065
						112,315,050

Indiana—1.3%
890,000	Gary Chicago, IN International Airport Authority[1]	5.500	02/01/2025	02/01/2019	A	927,424
1,000,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	1,019,940
3,000,000	IN Bond Bank Special Program Floaters[1]	0.990 [2]	04/15/2018	03/07/2017	A	3,000,000
6,305,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	0.870 [2]	07/01/2039	03/07/2017	A	6,305,000
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.050	04/01/2026	06/11/2023	B	591,206
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	802,518

12        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$60,000	South Bend, IN Community School Building Corp.[1]	4.125%	07/15/2018	07/15/2017	A	$60,722
						12,706,810

Iowa—0.0%
265,000	Carlisle, IA Community School District[1]	4.000	05/01/2022	03/31/2017	A	265,429
15,000	IA HFA (Multifamily Hsg.)[1]	6.000	04/01/2021	04/01/2017	A	15,049
						280,478

Kansas—0.0%
20,000	Johnson County, KS GO1	4.000	09/01/2017	03/31/2017	A	20,059
70,000	KS Devel. Finance Authority (Emporia State University)[1]	4.200	04/01/2021	04/01/2017	A	70,197
225,000	Olathe, KS Health Facilities (Olathe Medical Center/Olathe Medical Services/Miami County Medical Center Obligated Group)[1]	5.125	09/01/2019	09/01/2017	A	229,678
						319,934

Kentucky—0.5%
460,000	Corbin, KY Independent School District[1]	2.000	02/01/2018	02/01/2018		464,876
5,000,000	KY EDFA (Masonic Home Independent Living II)	2.500	05/15/2022	05/15/2022		4,895,200
10,000	KY Rural Water Finance Corp.[1]	4.375	02/01/2023	03/31/2017	A	10,029
10,000	KY Rural Water Finance Corp.[1]	4.750	02/01/2028	03/31/2017	A	10,033
						5,380,138

Louisiana—2.7%
18,560,000	LA Local Government EF&CD Authority (Woman’s Hospital Foundation) Floaters[1]	0.830 [2]	10/01/2034	03/07/2017	A	18,560,000
1,000,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	4.500	06/01/2021	06/01/2017	A	1,009,770
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2020	05/15/2020		1,899,415
5,690,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	05/15/2017	A	5,735,008
390,000	Monroe, LA Sales Tax[1]	3.000	03/01/2020	03/31/2017	A	390,433
						27,594,626

Maine—0.0%
50,000	ME H&HEFA (Central Maine Medical Center)[1]	4.400	07/01/2025	03/31/2017	A	50,067

13        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maryland—0.0%
$100,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400%	07/01/2021	03/31/2017	A	$100,250
35,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [3]	07/01/2019	07/01/2018	B	31,635
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)[1]	4.250	06/30/2019	03/31/2017	A	50,144
						182,029

Massachusetts—1.1%
2,145,000	Boston, MA Water & Sewer[1]	5.250	11/01/2019	09/17/2018	B	2,271,448
10,000	Clinton, MA GO1	4.750	03/15/2017	03/15/2017		10,020
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		258,122
345,000	MA Devel. Finance Agency (Lawrence General Hospital)[1]	5.000	07/01/2018	07/01/2018		357,786
15,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	11/15/2021		14,964
32,459	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	05/03/2018	B	33,044
380,000	MA Devel. Finance Agency (Wheelock College)[1]	5.000	10/01/2017	10/01/2017		386,642
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1,4]	4.750	07/01/2022	03/31/2017	A	100,253
780,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	07/15/2017	A	790,452
50,000	MA Ralph C. Mahar Regional School District[1]	4.000	08/01/2018	03/31/2017	A	50,140
40,000	MA Ralph C. Mahar Regional School District[1]	4.000	08/01/2019	03/31/2017	A	40,107
4,000,000	MA School Building Authority[1]	5.000	08/15/2025	08/15/2022	A	4,649,480
1,750,000	MA Special Obligation[1,5]	1.726	01/01/2018	01/01/2018		1,762,740
100,000	MA Special Obligation (Consolidated Loan)[1,5]	2.732	06/01/2017	06/01/2017		100,275
60,000	Springfield, MA GO1	4.500	08/01/2021	03/31/2017	A	60,188
45,000	Springfield, MA GO1	5.000	08/01/2019	03/31/2017	A	45,166
5,000	Worcester, MA GO1	4.125	09/15/2023	03/31/2017	A	5,014
10,000	Worcester, MA GO1	4.200	11/01/2024	03/31/2017	A	10,028
						10,945,869

Michigan—2.0%
400,000	Allen Park, MI GO1	4.000	04/01/2020	04/01/2017	A	401,028
360,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	12/08/2020	B	361,796
4,000,000	Detroit, MI City School District Floaters[1]	0.890 [2]	11/01/2031	03/07/2017	A	4,000,000
1,100,000	Detroit, MI Downtown Devel. Authority[1]	4.750	07/01/2025	03/31/2017	A	1,114,102

14 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$2,325	Detroit, MI GO	4.000%	04/01/2017	04/01/2017		$2,329
9,300	Detroit, MI GO	5.250	04/01/2017	04/01/2017		9,328
31,000	Detroit, MI GO	5.250	04/01/2019	04/01/2017	A	31,095
50,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2019	07/01/2017	A	50,723
515,000	Detroit, MI Sewer Disposal System[1]	5.500	07/01/2017	07/01/2017		522,874
50,000	Detroit, MI Sewer Disposal System	5.739 [3]	07/01/2018	07/01/2018		47,471
50,000	Detroit, MI Water Supply System[1]	4.800	07/01/2018	07/01/2018		52,347
160,000	Elba, MI GO1	4.125	05/01/2017	05/01/2017		160,957
100,000	Highland Park, MI Building Authority	7.750	05/01/2018	01/22/2018	B	105,723
345,000	Lapeer, MI GO1	5.000	12/01/2017	12/01/2017		355,519
8,750,000	MI Finance Authority (Detroit School District)	5.500	06/01/2021	06/01/2017	A	9,122,925
695,000	MI Hsg. Devel. Authority, Series A1,4	4.750	10/01/2019	04/02/2018	A	723,335
570,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2026	05/01/2017	A	571,300
50,000	Northville, MI Public Schools[1]	4.000	05/01/2019	03/31/2017	A	50,125
1,400,000	Summit Academy North, MI Public School Academy[1]	4.000	11/01/2024	11/11/2023	B	1,340,010
1,115,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	05/01/2017	A	1,120,307
375,000	Wayne, MI GO1	4.400	10/01/2021	04/01/2017	A	375,086
						20,518,380

Minnesota—0.6%
3,500,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)[1]	1.000	12/01/2017	12/01/2017		3,498,880
845,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)	2.000	12/01/2017	04/01/2017	A	845,093
5,000	MN State Colleges & Universities[1]	4.250	10/01/2024	04/01/2017	A	5,017
565,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.000	12/01/2018	06/07/2018	B	587,046
750,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)	4.500	07/01/2028	02/23/2024	B	716,542
100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900	12/01/2017	12/01/2017		100,589
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		211,634
						5,964,801

Mississippi—0.1%
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		927,072

15        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$135,000	Parkway East, MS Public Improvement District[1]	4.250%	05/01/2020	11/19/2018	B	$134,684
						1,061,756

Missouri—1.5%
385,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	02/24/2018	B	377,739
355,000	Howard Bend, MO Levee District[1]	4.125	03/01/2018	03/31/2017	A	355,376
370,000	Howard Bend, MO Levee District[1]	4.150	03/01/2019	03/31/2017	A	370,292
385,000	Howard Bend, MO Levee District[1]	4.200	03/01/2020	03/31/2017	A	385,254
575,000	Howard Bend, MO Levee District[1]	4.250	03/01/2022	03/31/2017	A	575,155
385,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	12/25/2022	B	360,684
2,215,000	MO Devel. Finance Board (Branson Landing)[1]	6.000	06/01/2020	02/03/2019	B	2,359,042
5,000	MO Environmental Improvement & Energy Resources Authority[1]	4.250	07/01/2026	03/31/2017	A	5,014
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	03/31/2017	A	40,148
70,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	03/31/2017	A	70,294
170,000	MO H&EFA (Maryville University of St. Louis)[1]	4.100	06/15/2019	06/15/2017	A	171,234
75,000	MO Monarch-Chesterfield Levee District[1,4]	5.750	03/01/2019	03/31/2017	A	75,319
9,940,000	St. Louis, MO Airport (Lambert- St. Louis International Airport) Floaters[1]	0.820 [2]	07/01/2026	03/07/2017	A	9,940,000
240,000	Union, MO R-XI School District COP	4.500	03/01/2017	03/01/2017		240,065
						15,325,616

Nevada—1.0%
1,150,000	Boulder City, NV Utility[1]	5.000	09/01/2017	03/31/2017	A	1,154,347
1,340,000	Clark County, NV Improvement District (Caesars Palace Realty Corp./Parball Corp. Obligated Group)[1]	4.500	08/01/2025	08/01/2017	A	1,359,416
2,000,000	Clark County, NV School District[1]	3.500	06/15/2024	06/15/2017	A	2,017,060
140,000	Clark County, NV School District[1]	5.000	06/15/2021	06/15/2018	A	147,563
1,045,000	North Las Vegas, NV GO	5.000	05/01/2021	03/31/2017	A	1,045,627
1,105,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2021	04/01/2017	A	1,105,663
1,000,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	04/01/2017	A	1,000,380
1,500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	04/01/2017	A	1,500,495
60,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)[1]	5.500	06/01/2023	06/01/2018	A	62,965

16        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$590,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)[1]	5.500%	06/01/2023	06/01/2018	A	$624,409
5,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	03/31/2017	A	5,016
						10,022,941

New Jersey—12.1%
425,000	Bound Brook Boro, NJ GO1	4.000	02/15/2020	02/15/2018	A	438,200
3,515,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2023	11/01/2023		3,746,814
25,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2018	03/31/2017	A	25,474
2,525,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2019	03/31/2017	A	2,533,534
145,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2019	03/31/2017	A	147,751
1,500,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	03/31/2017	A	1,505,070
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	03/31/2017	A	1,009,070
75,000	Essex County, NJ Improvement Authority (Newark)[1]	5.000	11/01/2020	11/13/2019	B	81,439
260,000	Gloucester County, NJ Utilities Authority[1]	4.250	01/01/2021	03/31/2017	A	260,785
150,000	Lyndhurst, NJ GO1	4.700	05/01/2017	03/31/2017	A	150,540
325,000	Newark, NJ GO1	5.000	07/15/2017	07/15/2017		328,614
500,000	Newark, NJ GO1	5.000	07/15/2017	07/15/2017		505,560
500,000	Newark, NJ GO1	5.000	07/15/2018	07/15/2018		518,025
330,000	Newark, NJ GO1	5.000	07/15/2018	07/15/2018		341,897
335,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		353,124
500,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		527,050
2,500,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		2,813,725
40,000	NJ COP Equipment Lease Purchase[1]	5.000	06/15/2017	03/31/2017	A	40,149
20,000	NJ COP Equipment Lease Purchase[1]	5.000	06/15/2019	03/31/2017	A	20,305
10,000	NJ EDA (Motor Vehicle Surcharges)[1]	4.500	07/01/2024	03/31/2017	A	10,032
7,660,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		8,622,326
15,000	NJ EDA (Municipal Loan Pool)[1]	4.625	11/15/2020	03/31/2017	A	15,049
250,000	NJ EDA (School Facilities Construction)[1]	2.446 [2]	02/01/2018	04/01/2017	A	251,758
2,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2023	03/01/2023		2,132,360
3,010,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2023	09/01/2023		3,444,223
6,000,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2024	09/01/2024		6,593,640

17 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000%		06/15/2026	06/15/2024	A	$1,041,020
20,000	NJ Educational Facilities Authority (Rowan University)[1]	4.125		07/01/2026	07/01/2017	A	20,201
45,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000		12/01/2017	12/01/2017		46,653
11,610,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)[1]	5.125		01/01/2021	01/01/2018	A	11,949,592
4,520,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC/GPD/ GPDH/SJRC/HviewA/HsideA/ Hhouse/SJHlth/200HPC/SJWC/ SJWHF Obligated Group)[1]	6.000		07/01/2018	01/05/2018	B	4,699,037
10,000	NJ Hsg. & Mtg. Finance Agency[1]	4.375		11/01/2019	03/31/2017	A	10,027
15,000	NJ Sports & Expositions Authority[1]	4.125		09/01/2018	03/31/2017	A	15,042
15,130,000	NJ Tobacco Settlement Financing Corp.[1]	4.500		06/01/2023	06/01/2017	A	15,317,612
20,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	06/01/2017	A	20,001
3,850,000	NJ Tobacco Settlement Financing Corp.	5.389	[3]	06/01/2041	06/01/2017	A	974,820
62,085,000	NJ Tobacco Settlement Financing Corp.	5.423	[3]	06/01/2041	06/01/2017	A	16,601,529
5,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2023	06/15/2018	A	5,166,200
1,645,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2025	06/15/2022	A	1,792,655
1,370,000	NJ Transportation Trust Fund Authority[1]	5.250		12/15/2023	12/15/2023		1,557,854
4,505,000	NJ Transportation Trust Fund Authority[1]	5.250		12/15/2023	12/15/2023		4,908,873
200,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2017	12/15/2017		207,014
12,160,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2019	12/15/2019		13,238,835
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2020	12/15/2020		5,548,950
890,000	NJ Turnpike Authority[1]	6.000		01/01/2019	07/08/2018	B	948,722
950,000	Paterson, NJ GO1	3.500		03/15/2017	03/15/2017		951,074
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)[1]	5.375		08/15/2028	08/15/2017	A	127,390
							121,559,615

New Mexico—0.1%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000		06/01/2023	03/31/2017	A	210,693

18 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Mexico (Continued)
$15,000	NM Finance Authority (Revolving Fund)[1]	4.125%		06/15/2022	03/31/2017	A	$15,040
665,000	University of New Mexico[1]	6.000		06/01/2021	03/31/2019	B	727,357
							953,090

New York—4.3%
455,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	04/13/2018	B	450,641
2,030,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1,4]	5.000		04/01/2022	11/23/2019	B	2,085,866
750,000	Dutchess County, NY IDA (Bard College)	5.000		08/01/2022	08/01/2017	A	750,045
425,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750		01/01/2020	02/08/2019	B	414,082
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.250	[6]	06/01/2026	05/31/2017	A	2,999,910
155,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000		06/01/2019	06/01/2019		164,334
345,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000		06/01/2020	06/01/2020		372,376
350,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2021	06/01/2021		397,859
300,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2022	06/01/2022		345,447
685,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2023	06/01/2023		797,751
460,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2026	06/01/2026		539,115
700,000	NY MTA, Series O1	5.500		07/01/2017	07/01/2017		711,704
70,000	NYC GO1,5	2.522		08/01/2017	08/01/2017		70,170
6,455,000	NYC GO1	5.000		08/01/2022	08/01/2021	A	7,429,705
9,070,000	NYC GO1	5.000		10/01/2022	10/01/2022		10,624,326
210,000	NYC IDA (Queens Baseball Stadium)[1]	5.000		01/01/2018	03/31/2017	A	210,764
1,380,000	NYS DA (ALIA-PSCH)	4.800		12/01/2023	02/21/2021	B	1,361,674
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies- Brookdale Family Care Center Obligated Group)[1]	4.000		11/15/2017	03/31/2017	A	20,057
5,000	NYS DA (Special Act School Districts)[1]	6.000		07/01/2019	03/31/2017	A	5,023
6,310,000	NYS UDC (State Facilities)[1]	5.700		04/01/2020	10/26/2018	B	6,761,354
4,275,000	Oyster Bay, NY GO	4.000		06/01/2018	06/01/2018		4,341,391
1,688,016	Poughkeepsie City, NY GO	3.750		05/07/2017	05/07/2017		1,690,548
100,000	Poughkeepsie City, NY GO1	4.000		03/15/2019	03/31/2017	A	100,249
50,000	Ramapo, NY GO	4.000		08/01/2020	03/31/2017	A	50,132
100,000	Ramapo, NY GO	4.000		08/01/2021	03/31/2017	A	100,264

19        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$455,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200%		12/01/2017	12/01/2017		$452,457
30,000	Suffolk County, NY IDA (Dowling College)[7]	6.700		12/01/2020	07/01/2019	B	8,998
							43,256,242

North Carolina—0.2%
100,000	Charlotte, NC COP[1]	3.000		06/01/2022	06/01/2017	A	100,476
1,970,000	NC Grant Anticipation Revenue (Vehicle)[1]	4.000	[2]	03/01/2023	09/01/2017	A	2,000,496
250,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2022	05/15/2017	A	252,392
5,000	University of North Carolina System (NCATSU/UNCC/UNCG/ UNCW/UNCA Obligated Group)[1]	5.000		04/01/2022	04/01/2017	A	5,018
							2,358,382

North Dakota—0.1%
1,000,000	Rolette, ND Loan Anticipation	1.250		02/01/2018	02/01/2018		999,210
415,000	Williston, ND GO1	1.000		05/01/2017	05/01/2017		415,067
80,000	Williston, ND Sales Tax[1]	3.000		05/01/2020	03/15/2020	B	78,147
							1,492,424

Ohio—1.4%
150,000	Akron, OH Sewer System	5.000		12/01/2017	12/01/2017		154,310
1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/ UCMC/WCHosp/UCPC Obligated Group)[1]	5.500		11/01/2022	11/01/2020	A	1,530,486
30,000	Cincinnati, OH GO1	4.250		12/01/2017	03/31/2017	A	30,096
5,520,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)[1]	5.500		01/01/2021	07/27/2019	B	6,057,538
90,000	Lorain, OH Urban Renewal[1]	4.250		12/01/2017	03/31/2017	A	90,242
2,460,000	OH Higher Education Facility Commission (University of Dayton)[1,5]	2.584		12/01/2023	12/01/2023		2,454,367
2,325,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000		10/01/2021	09/15/2018	A	2,357,178
1,000,000	OH River South Authority (Lazarus Building Redevel.)	5.750		12/01/2027	12/01/2017	A	1,019,520
10,000	OH University of Toledo[1]	4.125		06/01/2024	03/31/2017	A	10,027
75,000	OH University of Toledo[1]	5.000		06/01/2018	03/31/2017	A	75,263
5,000	Parma, OH City School District COP[1]	4.000		12/01/2017	03/31/2017	A	5,012
							13,784,039

Oklahoma—0.4%
670,000	McGee Creek, OK Water Authority[1]	6.000		01/01/2023	09/02/2020	B	746,661

20 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Oklahoma (Continued)
$2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)[1]	5.000%		07/01/2025	09/22/2022	B	$2,705,534
170,000	OK Municipal Power Authority[1]	5.750		01/01/2024	03/27/2020	B	193,712
20,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	4.300		10/01/2020	04/01/2017	A	20,049
							3,665,956

Oregon—0.0%
10,000	OR Bond Bank (OR Economic & Community Devel.)[1]	4.000		01/01/2024	03/31/2017	A	10,218
210,000	OR Health & Science University	2.975	[3]	07/01/2021	07/29/2019	B	185,046
10,000	Tualatin, OR GO1	4.000		12/15/2022	03/31/2017	A	10,026
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	4.750		05/01/2029	03/31/2017	A	40,136
20,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000		05/01/2022	03/31/2017	A	20,072
100,000	Umatilla County, OR School District No. 61 (Stanfield)[1]	3.950		06/15/2018	03/31/2017	A	100,267
							365,765

Other Territory—2.8%
5,000,000	Public Hsg. Capital Fund Multi- State Revenue Trust I SPEARS[1]	1.210	[2]	12/01/2029	03/07/2017	A	5,000,000
7,875,000	Public Hsg. Capital Fund Multi- State Revenue Trust II SPEARS	1.310	[2]	09/01/2029	03/07/2017	A	7,875,000
676,210	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000		07/01/2022	07/01/2022		693,129
14,815,000	Public Hsg. Capital Fund Multi- State Revenue Trust III SPEARS[1]	1.310	[2]	06/01/2030	03/07/2017	A	14,815,000
							28,383,129

Pennsylvania—3.5%
150,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	4.750		05/01/2025	05/01/2017	A	150,691
1,500,000	Bangor, PA Area School District[1]	2.500		03/15/2023	09/15/2017	A	1,505,115
20,000	Dauphin County, PA General Authority (Pinnacle Health)[1]	5.250		06/01/2017	06/01/2017		20,235
65,000	Dauphin County, PA General Authority (Pinnacle Health)	5.250		06/01/2017	06/01/2017		65,776
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.750		07/01/2017	07/01/2017		1,017,260
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000		07/01/2027	07/01/2020	A	3,187,358
345,000	Hazleton, PA GO1	4.000		12/01/2017	03/31/2017	A	346,042

21 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$355,000	Hazleton, PA GO1	4.050%	12/01/2018	03/31/2017	A	$356,044
365,000	Hazleton, PA GO1	4.100	12/01/2019	03/31/2017	A	366,077
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)[1]	3.750	04/01/2017	04/01/2017		200,350
2,075,000	Luzerne County, PA GO1	5.000	05/15/2022	05/15/2022		2,323,460
2,260,000	Luzerne County, PA GO1	5.000	05/15/2023	05/15/2023		2,551,088
2,795,000	Luzerne County, PA GO1	5.000	11/15/2023	11/15/2023		3,157,707
1,115,000	Luzerne County, PA GO1	7.000	11/01/2018	05/13/2018	B	1,183,963
675,000	Mid Valley, PA School District[1]	3.625	03/15/2018	03/15/2017	A	675,979
650,000	PA Convention Center Authority[1]	6.000	09/01/2019	09/15/2018	B	697,092
2,750,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	05/01/2020	A	3,099,360
2,520,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	04/01/2018	04/01/2018		2,607,041
6,200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2023	06/01/2023		6,862,780
70,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	4.000	04/01/2017	04/01/2017		70,000
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.250	06/15/2023	02/27/2021	B	798,897
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority[1]	4.050	02/15/2018	03/31/2017	A	50,111
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	559,720
825,000	Stroudsburg, PA Area School District[1]	3.000	04/01/2027	04/01/2017	A	825,173
1,010,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2024	08/01/2024		1,146,835
1,160,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2026	08/01/2026		1,327,353
						35,151,507
Rhode Island—0.1%
10,000	RI Clean Water Finance Agency[1]	4.500	10/01/2022	04/01/2017	A	10,032
5,000	RI Clean Water Protection Finance Agency[1]	5.000	10/01/2018	04/01/2017	A	5,019
100,000	RI Clean Water Protection Finance Agency[1]	5.500	10/01/2018	04/01/2017	A	101,158
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)[1]	5.000	11/01/2019	03/31/2017	A	50,184
5,000	RI Health & Educational Building Corp. (Public Schools)	4.500	05/15/2024	03/31/2017	A	5,015

22 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$335,000	Woonsocket, RI Hsg. Authority[1]	4.500%		09/01/2017	03/31/2017	A	$340,889
							512,297

South Carolina—0.0%
5,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)[1]	5.000		07/01/2018	03/31/2017	A	5,018

Tennessee—2.8%
380,000	Bristol, TN Industrial Devel. Board	4.722	[3]	12/01/2018	12/01/2018		349,349
1,250,000	Bristol, TN Industrial Devel. Board	4.846	[3]	12/01/2019	12/01/2019		1,092,025
1,000,000	Bristol, TN Industrial Devel. Board	4.909	[3]	12/01/2020	12/01/2020		829,580
10,000,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives)[1]	1.000	[2]	05/01/2039	03/07/2017	A	10,000,000
2,720,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives) Floaters[1]	0.930	[2]	01/01/2045	03/07/2017	A	2,720,000
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000		12/15/2017	12/15/2017		695,770
10,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center) Floaters[1]	0.870	[2]	07/01/2046	03/07/2017	A	10,000,000
2,000,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2019	02/01/2019		2,130,740
200,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2018	09/01/2018		211,328
200,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		217,516
							28,246,308

Texas—8.1%
1,190,000	Alamo, TX Community College District[1]	5.000		08/15/2019	08/15/2017	A	1,213,383
725,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1]	4.000		06/15/2026	06/17/2023	B	697,667
29,920,000	Austin, TX GO1	5.250		05/15/2025	06/26/2023	B	35,320,261
75,000	Bedford, TX GO1	5.000		02/01/2018	03/31/2017	A	75,277
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000		12/01/2023	12/01/2023		1,295,064
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000		12/01/2024	12/01/2024		1,992,585
100,000	Bowie County, TX (Pass-Through Toll)[1]	4.000		08/01/2017	03/31/2017	A	100,291
10,000	Brazoria County, TX Municipal Utility District No. 26[1]	4.125		09/01/2018	03/31/2017	A	10,019
2,420,000	Brazoria-Fort Bend County, TX Municipal Utility District No. 1[1]	1.000		09/01/2017	09/01/2017		2,421,065

23 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$50,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750%		02/15/2018	02/15/2018		$51,177
425,000	Dallas, TX GO1	5.000		02/15/2018	03/31/2017	A	433,364
190,000	Dallas, TX GO1	5.000		02/15/2019	03/31/2017	A	190,631
675,000	El Paso County, TX Hospital District COP[1]	5.000		08/15/2025	08/15/2023	A	750,343
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000		08/15/2023	08/15/2017	A	4,117,600
90,000	Gainesville, TX Hospital District[1]	4.000		08/15/2019	08/15/2017	A	90,497
10,000	Harris County, TX GO1	5.000		10/01/2023	04/01/2017	A	10,037
14,000,000	Houston, TX GO1	5.000		03/01/2018	03/01/2018		14,588,980
20,000	Lower Valley, TX Water District[1]	5.000		09/15/2018	03/31/2017	A	20,074
275,000	Maverick County, TX GO COP[1]	5.000		03/01/2020	03/31/2017	A	276,040
25,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000		09/15/2017	09/15/2017		25,249
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000		09/15/2018	09/15/2018		179,268
800,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	3.000		11/15/2021	11/15/2021		778,824
15,000	North TX Municipal Water District (Parker Creek)[1]	5.125		06/01/2023	03/31/2017	A	15,028
165,000	Northwest Harris County, TX Municipal Utility District No. 22[1]	5.700		04/01/2017	04/01/2017		165,739
130,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)[1]	4.700		01/01/2022	02/04/2020	B	136,226
490,000	Robstown, TX GO COP	3.345	[3]	03/01/2024	03/01/2024		381,161
250,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	4.900		09/15/2024	06/25/2022	B	243,390
635,000	South Limestone, TX Hospital District	4.950		03/01/2022	09/04/2021	B	631,387
1,145,000	South Limestone, TX Hospital District	4.950		03/01/2024	09/04/2023	B	1,151,057
5,100,000	Tarrant County, TX Hsg. Finance Corp. (Reserve Quebec Apartments)[1]	1.000		08/01/2018	08/01/2018		5,091,585
7,750,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	08/04/2023	B	9,192,895

24 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$55,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350%		12/01/2017	12/01/2017		$56,653
							81,702,817

Utah—0.4%
5,185,000	UT Transit Authority	4.283	[3]	06/15/2023	06/15/2017	A	3,871,121

Vermont—0.1%
370,000	Burlington, VT GO1	5.000		11/01/2017	11/01/2017		380,112
390,000	Burlington, VT GO1	5.000		11/01/2018	11/01/2018		414,539
200,000	Burlington, VT GO1	5.000		11/01/2021	11/01/2021		228,820
							1,023,471

Virginia—0.4%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000		01/01/2019	01/01/2019		415,236
485,000	Richmond, VA MTA[1]	5.250		07/15/2017	07/15/2017		492,998
2,925,000	Upper Occoquan, VA Sewage Authority[1]	5.150		07/01/2020	01/23/2019	B	3,135,337
5,000	Virginia Beach, VA Devel. Authority (Virginia Beach General Hospital)[1]	5.125		02/15/2018	02/15/2018		5,149
							4,048,720

Washington—0.4%
10,000	Grant County, WA Public Hospital District No. 1 (Samaritan Hospital)[1]	5.250		09/01/2019	03/31/2017	A	10,032
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	02/09/2024	B	25,000
3,205,000	WA GO1	5.000		07/01/2023	07/01/2023		3,806,483
							3,841,515

West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.125		09/01/2023	09/01/2019	A	2,343,968

Wisconsin—0.4%
2,000,000	Manitowoc County, WI GO	3.000		11/01/2017	05/01/2017	A	2,007,700
45,000	Weston, WI Community Devel. Authority[1]	4.400		10/01/2018	04/01/2017	A	45,133
435,000	WI H&EFA (Children’s Hospital of Wisconsin/Milwaukee)[1]	5.250		08/15/2022	08/15/2018	A	463,201
325,000	WI Public Finance Authority Charter School (Voyager Foundation)[1]	4.125		10/01/2024	01/15/2021	A	329,531

25 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	4.000%		12/01/2020	12/01/2020		$794,448
610,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[1]	4.000		01/01/2024	11/19/2020	B	616,167
							4,256,180

U.S. Possessions—5.5%
250,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022		284,307
3,150,000	Puerto Rico Commonwealth GO5,8	2.616		07/01/2018	07/01/2018		3,161,435
13,365,000	Puerto Rico Commonwealth GO5,8	2.636		07/01/2019	07/01/2019		13,419,797
6,560,000	Puerto Rico Commonwealth GO5,8	2.656		07/01/2020	07/01/2020		6,622,451
730,000	Puerto Rico Commonwealth GO8	4.125		07/01/2020	03/31/2017	A	730,686
380,000	Puerto Rico Commonwealth GO1,8	4.500		07/01/2023	03/31/2017	A	380,384
800,000	Puerto Rico Commonwealth GO1,8	5.000		07/01/2023	07/01/2017	A	806,528
290,000	Puerto Rico Commonwealth GO1,8	5.000		07/01/2029	03/31/2017	A	290,455
90,000	Puerto Rico Commonwealth GO1,8	5.250		07/01/2019	03/31/2017	A	90,221
75,000	Puerto Rico Commonwealth GO8	5.250		07/01/2021	03/31/2017	A	75,130
90,000	Puerto Rico Commonwealth GO1,8	5.250		07/01/2022	03/31/2017	A	90,143
420,000	Puerto Rico Commonwealth GO1,8	5.500		07/01/2018	07/01/2018		438,383
1,130,000	Puerto Rico Commonwealth GO1,8	5.500		07/01/2019	07/01/2019		1,182,929
275,000	Puerto Rico Commonwealth GO8	5.500		07/01/2019	07/01/2019		287,881
345,000	Puerto Rico Commonwealth GO8	5.500		07/01/2021	07/01/2021		366,124
500,000	Puerto Rico Convention Center Authority[8]	5.000		07/01/2019	03/31/2017	A	501,230
40,000	Puerto Rico Electric Power Authority[8,9]	3.186	[3]	07/01/2017	07/01/2017		39,910
20,000	Puerto Rico Electric Power Authority[8,9]	3.272	[3]	07/01/2017	07/01/2017		19,955
40,000	Puerto Rico Electric Power Authority[8,9]	3.694	[3]	07/01/2017	07/01/2017		39,913
2,555,000	Puerto Rico Electric Power Authority, Series LL8	5.500		07/01/2017	07/01/2017		2,586,427
355,000	Puerto Rico Electric Power Authority, Series N9	4.374	[3]	07/01/2017	07/01/2017		354,201
1,365,000	Puerto Rico Electric Power Authority, Series N8,9	4.499	[3]	07/01/2017	07/01/2017		1,362,065
3,075,000	Puerto Rico Electric Power Authority, Series O9	3.459	[3]	07/01/2017	07/01/2017		3,068,081
1,335,000	Puerto Rico Electric Power Authority, Series O8,9	3.828	[3]	07/01/2017	07/01/2017		1,332,130
70,000	Puerto Rico Electric Power Authority, Series PP8	5.000		07/01/2022	03/31/2017	A	70,116
1,335,000	Puerto Rico Electric Power Authority, Series PP8	5.000		07/01/2023	03/31/2017	A	1,337,043
25,000	Puerto Rico Electric Power Authority, Series RR8	5.000		07/01/2020	03/31/2017	A	25,306

26 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$155,000	Puerto Rico Electric Power Authority, Series RR8	5.000%	07/01/2021	03/31/2017	A	$156,897
750,000	Puerto Rico Electric Power Authority, Series RR8	5.000	07/01/2022	03/31/2017	A	759,180
330,000	Puerto Rico Electric Power Authority, Series RR8	5.000	07/01/2024	03/31/2017	A	334,039
415,000	Puerto Rico Electric Power Authority, Series RR8	5.000	07/01/2028	03/31/2017	A	420,080
25,000	Puerto Rico Electric Power Authority, Series SS8	4.000	07/01/2019	03/31/2017	A	25,021
200,000	Puerto Rico Electric Power Authority, Series SS8	5.000	07/01/2019	03/31/2017	A	202,448
50,000	Puerto Rico Electric Power Authority, Series SS8	5.000	07/01/2021	03/31/2017	A	50,612
385,000	Puerto Rico Electric Power Authority, Series SS8	5.000	07/01/2022	03/31/2017	A	389,712
880,000	Puerto Rico Electric Power Authority, Series SS8	5.000	07/01/2023	03/31/2017	A	890,771
80,000	Puerto Rico Electric Power Authority, Series SS8	5.000	07/01/2024	03/31/2017	A	80,979
210,000	Puerto Rico Electric Power Authority, Series SS8	5.000	07/01/2025	03/31/2017	A	212,570
25,000	Puerto Rico Highway & Transportation Authority[1,8]	5.000	07/01/2018	07/01/2017	A	25,239
340,000	Puerto Rico Highway & Transportation Authority[1,8]	5.000	07/01/2022	07/01/2017	A	342,040
40,000	Puerto Rico Highway & Transportation Authority[1,8]	5.500	07/01/2020	07/01/2020		42,513
50,000	Puerto Rico Highway & Transportation Authority[1,8]	5.750	07/01/2019	03/31/2017	A	50,640
205,000	Puerto Rico Highway & Transportation Authority, Series D1,8	5.000	07/01/2032	03/31/2017	A	207,107
5,000	Puerto Rico Highway & Transportation Authority, Series G7,10	5.250	07/01/2019	07/01/2019		3,119
5,435,000	Puerto Rico Infrastructure Financing Authority, Series C8	5.500	07/01/2017	07/01/2017		5,483,915
170,000	Puerto Rico Municipal Finance Agency, Series A1,8	4.750	08/01/2022	03/31/2017	A	172,349
950,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.000	08/01/2019	03/31/2017	A	956,698
455,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.000	08/01/2020	03/31/2017	A	461,834
270,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.000	08/01/2022	03/31/2017	A	274,055
360,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.250	08/01/2017	03/31/2017	A	365,116

27 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$600,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.250%	08/01/2018	03/31/2017	A	$608,526
875,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.250	08/01/2019	03/31/2017	A	887,434
120,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.250	08/01/2020	03/31/2017	A	121,910
230,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.250	08/01/2021	03/31/2017	A	233,268
20,000	Puerto Rico Municipal Finance Agency, Series A1,8	5.500	07/01/2017	03/31/2017	A	20,246
25,000	Puerto Rico Municipal Finance Agency, Series B1,8	5.250	07/01/2018	07/01/2018		25,948
1,000,000	Puerto Rico Public Buildings Authority[1,8]	5.250	07/01/2017	07/01/2017		1,012,510
200,000	Puerto Rico Public Buildings Authority[1,8]	5.500	07/01/2021	02/15/2019	B	212,246
1,000,000	Puerto Rico Public Buildings Authority[1,8]	6.000	07/01/2024	07/01/2018	A	1,036,840
40,000	University of Puerto Rico, Series P8	5.000	06/01/2023	03/31/2017	A	40,052
200,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2021	04/01/2017	A	207,754
50,000	V.I. Water & Power Authority	5.000	07/01/2019	03/31/2017	A	50,054

						55,326,953
Total Investments, at Value (Cost $995,326,976)—99.2%						997,376,459
Net Other Assets (Liabilities)—0.8						8,407,425

Net Assets—100.0%						$1,005,783,884

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. Scheduled principal and interest payments are guaranteed by Ambac Assurance Corporation, Assured Guaranty Corporation, National Public Finance Guaranty or Syncora Guarantee Inc..

28 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

9. Proceeds from a pre-refunding bond have been escrowed in U.S. Treasury bonds and will be used to pay off this security. Treasury bonds are backed by the full faith and credit of the U.S. government.

10. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

To simplify the listings of securities, abbreviations are used per the table below:

200HPC	200 Hospital Plaza Corp.
ACMC	Advocate Condell Medical Center
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
ALIA	Alliance of Long Island Agencies
ANSHN	Advocate North Side Health Network
ASH	Advocate Sherman Hospitals
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
CAHS	Carolinas Healthcare System
CDA	Communities Devel. Authority
CHR	Columbus Healthcare Resources
CHSvcs	Columbus Health Services
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
CRHS	Columbus Regional Healthcare System
CRHSLT&HC	Columbus Ambulatory Healthcare System Long Term & Home Care
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMC	Eden Medical Center
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
GO	General Obligation
GPD	Genesis Property Development
GPDH	Genesis Property Development Holding
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HCBS	Home and Community Based Services
HDA	Hospital Devel. Authority
HE&HFB	Higher Educational and Housing Facility Board
HFA	Housing Finance Agency
HHospital	Hunghston Hospital
Hhouse	Harbor House
HsideA	Harborside Apartments
HviewA	Harborview Apartments
IC	Interhealth Corporation
IDA	Industrial Devel. Agency
IMC	IHC Management Corporation

29 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
JHAGS	JHA Geriatric Services
JHAW	JHA West 16
LAJHFTA	Los Angeles Jewish Home for the Aging
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
MRC	Methodist Retirement Communities
MSA	Math & Science Academy
MTA	Metropolitan Transportation Authority
NCATSU	North Carolina Agricultural & Technical State University
NYC	New York City
NYS	New York State
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PFA	Public Financing Authority
PIH	Presbyterian Intercommunity Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SAVRS	Select Auction Variable Rate Securities
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJH&MC	St. Joseph’s Health and Medical Center
SJHlth	St. Joseph’s Healthcare
SJHS	St. Joseph Health System
SJRC	St. Joseph’s Regional Cardiology
SJWC	St. Joseph’s Wayne Cardiology
SJWHF	St. Joseph’s Wayne Hospital Foundation
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMC	The Medical Center
TUFF	The University Financing Foundation
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
V.I.	United States Virgin Islands
WCHosp	West Chester Hospital
WMS	Women’s Medical Services

30 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and

31 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker

32 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$40,113,403	$—	$40,113,403
Alaska	—	2,746,725	—	2,746,725
Arizona	—	32,848,644	—	32,848,644
Arkansas	—	25,097	—	25,097
California	—	150,374,882	—	150,374,882
Colorado	—	29,109,307	—	29,109,307
Connecticut	—	6,556,481	—	6,556,481
District of Columbia	—	716,013	—	716,013
Florida	—	70,131,894	—	70,131,894
Georgia	—	4,920,961	—	4,920,961
Idaho	—	1,016,040	—	1,016,040
Illinois	—	112,315,050	—	112,315,050
Indiana	—	12,706,810	—	12,706,810
Iowa	—	280,478	—	280,478
Kansas	—	319,934	—	319,934

33 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Kentucky	$—	$5,380,138	$—	$5,380,138
Louisiana	—	27,594,626	—	27,594,626
Maine	—	50,067	—	50,067
Maryland	—	182,029	—	182,029
Massachusetts	—	10,945,869	—	10,945,869
Michigan	—	20,518,380	—	20,518,380
Minnesota	—	5,964,801	—	5,964,801
Mississippi	—	1,061,756	—	1,061,756
Missouri	—	15,325,616	—	15,325,616
Nevada	—	10,022,941	—	10,022,941
New Jersey	—	121,559,615	—	121,559,615
New Mexico	—	953,090	—	953,090
New York	—	43,247,244	8,998	43,256,242
North Carolina	—	2,358,382	—	2,358,382
North Dakota	—	1,492,424	—	1,492,424
Ohio	—	13,784,039	—	13,784,039
Oklahoma	—	3,665,956	—	3,665,956
Oregon	—	365,765	—	365,765
Other Territory	—	28,383,129	—	28,383,129
Pennsylvania	—	35,151,507	—	35,151,507
Rhode Island	—	512,297	—	512,297
South Carolina	—	5,018	—	5,018
Tennessee	—	28,246,308	—	28,246,308
Texas	—	81,702,817	—	81,702,817
Utah	—	3,871,121	—	3,871,121
Vermont	—	1,023,471	—	1,023,471
Virginia	—	4,048,720	—	4,048,720
Washington	—	3,841,515	—	3,841,515
West Virginia	—	2,343,968	—	2,343,968
Wisconsin	—	4,256,180	—	4,256,180
U.S. Possessions	—	55,326,953	—	55,326,953

Total Assets	$—	$997,367,461	$8,998	$997,376,459

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

34 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$(18,000)	$18,000

Total Assets	$(18,000)	$18,000

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	11,636,467

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

35 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$995,481,424

Gross unrealized appreciation	$5,721,019
Gross unrealized depreciation	(3,825,984)

Net unrealized appreciation	$1,895,035

36 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/13/2017